General	12 Months Ended
Dec. 31, 2017
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	B.O.S. Better Online Solutions Ltd. (“BOS” or the “Company”) is an Israeli corporation.

The Company’s shares are listed on NASDAQ under the ticker BOSC.

b.	The Company has two operating segments: the RFID and Mobile Solutions segment, and the Supply Chain Solutions segment (see Note 18).

The Company’s wholly-owned subsidiaries include:

1.	BOS-Dimex Ltd., (“BOS-Dimex”), an Israeli company that provides comprehensive turn-key solutions for Automatic Identification and Data Collection (AIDC), combining a mobile infrastructure with software application of manufacturers that we represent. In addition, following the acquisition in January 2016 by BOS-Dimex of the business operations of iDnext Ltd. and its subsidiary Next-Line Ltd., BOS-Dimex also offers on-site inventory count services in the fields of apparel, food, convenience and pharma, asset tagging and counting services for corporate and governmental entities. BOS-Dimex comprises the RFID and Mobile Solutions segment.

2.	BOS-Odem Ltd. (“BOS-Odem”), an Israeli company, is a distributor of electronic components to customers in the defense high technology industry and a supply chain service provider for aviation customers that seek a comprehensive solution to their components-supply needs. BOS-Odem is part of the Supply Chain Solutions segment; and

3.	Ruby-Tech Inc., a New York corporation, a wholly-owned subsidiary of BOS-Odem and a part of the Supply Chain Solutions segment.

c.	In October 2017, the Company and its Israeli subsidiaries entered into an agreement with an Israeli Bank for the provision of credit facilities in order to refinance the Company’s long term loans. Refer to Note 13 for further information.